Related party transactions - Service agreements and products with related parties (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Service Agreements
Related Party Transactions
Sales of goods and services	€ (3,484)		€ 26,167
Purchases of goods and services	22,625		36,809
Balances
Accounts receivable	65,234			€ 121,701
Accounts payable	9,103			11,405
Accrued expenses	6,371			6,520
Products
Related Party Transactions
Sales of goods and services	18,335		14,546
Purchases of goods and services	98,029		95,743
Balances
Accounts receivable	21,175			16,078
Accounts payable	80,608			79,389
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	35		26
Purchases of goods and services	8,067		12,752
Balances
Accounts receivable				26
Accounts payable	660			2,820
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	1,942		967
Purchases of goods and services	14,558		24,057
Balances
Accounts receivable	748			1,168
Accounts payable	8,443			8,585
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	18,335		14,546
Purchases of goods and services	10,738		9,121
Balances
Accounts receivable	21,175			16,078
Accounts payable	8,391			5,826
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	(5,461)		25,174
Adjustments to savings received	(6,623)	$ (7,106)
Balances
Accounts receivable	64,486			120,507
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	87,291		€ 86,622
Balances
Accounts payable	€ 72,217			€ 73,563